Stockholders' equity (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Non-vested, Number Of Options Outstanding	1,172,715
Non-vested, Number Of Options Granted	2,950,000	559,000	379,000
Non-vested, Number Of Options Vested	(2,007,029)
Non-vested, Number Of Options Forfeited	(407,314)
Non-vested, Number Of Options Outstanding	1,708,372	1,172,715
Non-vested, Weighted Average Grant Date Fair Value	$ 2.51
Granted, Weighted Average Grant Date Fair Value	$ 0.22	$ 2.20	$ 3.50
Vested, Weighted Average Grant Date Fair Value	$ 0.96
Forfeited, Weighted Average Grant Date Fair Value	$ 2.37
Non-vested, Weighted Average Grant Date Fair Value	$ 0.42	$ 2.51